NON-CONTROLLING INTERESTS - Summary of Preferred Equity (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of preference shares [Line Items]
Distributions or dividends declared	$ (452)	$ (361)	$ (778)	$ (719)
Non-controlling interests	12,048		$ 12,048		$ 12,015
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			5,450
Cumulative dividend rate (%)			3.36%
Earliest permitted redemption date			Apr 2020
Distributions or dividends declared			$ 2	2
Non-controlling interests	104		$ 104		100
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			4,510
Cumulative dividend rate (%)			4.27%
Earliest permitted redemption date			Apr 2020
Distributions or dividends declared			$ 2	2
Non-controlling interests	86		$ 86		83
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			9,960
Cumulative dividend rate (%)			4.40%
Earliest permitted redemption date			Jul 2019
Distributions or dividends declared			$ 4	4
Non-controlling interests	190		$ 190		182
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			4,110
Cumulative dividend rate (%)			5.00%
Earliest permitted redemption date			Apr 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	78		$ 78		75
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			7,000
Cumulative dividend rate (%)			5.00%
Earliest permitted redemption date			Jul 2018
Distributions or dividends declared			$ 3	3
Non-controlling interests	133		$ 133		128
Class A Preference Shares
Disclosure of preference shares [Line Items]
Increase (decrease) in number of shares outstanding			31,040
Distributions or dividends declared			$ 13	13
Non-controlling interests	591		591		$ 568
Preferred equity
Disclosure of preference shares [Line Items]
Distributions or dividends declared	$ (7)	$ (7)	$ (13)	$ (14)